Exchange Differences, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Income from trading in foreign currency	$ 6,632,491	$ 9,156,690	$ 21,623,553
Conversion of foreign currency assets and liabilities into pesos	(1,092,918)	243,538	(451,851)
TOTAL	$ 5,539,573	$ 9,400,228	$ 21,171,702